Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2024
Deferred Revenue [Abstract]
Schedule of Deferred Revenue	The movement of deferred revenue is as follows:
	September 30, 2024	September 30, 2023
	US$	US$
Opening balance	4,057,517	3,286,350
Additional deferred revenue accrual	5,302,014	3,983,730
Revenue release from deferred revenue	(4,027,337)	(3,212,563)
Ending Balance	5,332,194	4,057,517